Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Revenues
Licensing (Note 3)	$ 0	$ 377,554
Revenues	0	377,554
Expenses
Research and development	547,485	947,845
Selling, general and administrative	172,046	523,231
Depreciation (Note 4)	65,382	102,699
Expenses	784,913	1,573,775
Loss from operations	(784,913)	(1,196,221)
Net foreign exchange gain (loss)	(64,053)	22,788
Interest expense	(75,600)	(573,940)
Net loss and comprehensive loss	$ (924,566)	$ (1,747,373)
Loss per common share, basic and diluted	$ (0.04)	$ (0.08)
Weighted average number of common shares outstanding, basic and diluted	23,678,105	23,210,927